Investment properties	12 Months Ended
Dec. 31, 2024
Investment properties
Investment properties

14Investment properties

	2023	2024
	RMB’000	RMB’000
Fair value
At 1 January	23,065	22,911
Fair value (loss)/gain of investment properties	(154)	12,147
At 31 December	22,911	35,058

Investment properties represents buildings held in the PRC.

Investment properties with fair value amounting to RMB35,058,000 as of December 31, 2024 were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statements for investment properties:

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Rental income	—	240	411

As at 31 December 2024, the fair values of the investment property are based on valuation performed by Dacheng Assessment, an accredited independent valuer. Dacheng Assessment is a specialist in valuing these types of investment properties in China. A valuation model in accordance with that recommended by the International Valuation Standards Committee has been applied.